Expense Example, No Redemption (Vanguard Wellington Fund Participant:)	Vanguard Wellington Fund Vanguard Wellington Fund - Admiral Shares 12/1/2013 - 11/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230